UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

CT Corporation

101 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2014

Date of reporting period: October 31, 2014

Item 1.	Reports to Stockholders.

The Advisors’ Inner Circle Fund III

Rothschild Larch Lane Alternatives Fund

ANNUAL REPORT	OCTOBER 31, 2014

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
OCTOBER 31, 2014

The Fund files its complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-844-RLL-FUND (1-844-755-3863); and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
OCTOBER 31, 2014

Sector Weightings (Unaudited)†

	Long	Short	Net
Short-Term Investment	42.1%	0.0%	42.1%
Information Technology	10.1	(3.3)	6.8
Consumer Discretionary	9.5	(5.7)	3.8
Financials	6.6	(3.4)	3.2
Industrials	5.8	(2.7)	3.1
Health Care	4.3	(1.3)	3.0
Telecommunication Services	2.1	(0.5)	1.6
Utilities	1.9	(0.7)	1.2
Registered Investment Companies	0.5	0.0	0.5
Materials	2.2	(1.8)	0.4
Consumer Staples	2.4	(2.0)	0.4
Written Options	0.0	(0.5)	(0.5)
Energy	2.4	(4.0)	(1.6)

Total			64.0
Other Assets and Liabilities, Net			36.0

			100.0%

†	As a percentage of the Fund’s Net Assets.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 34.2%
	Shares	Value

UNITED STATES — 34.2%
Consumer Discretionary — 7.4%
AMC Networks, Cl A*	1,600	$97,040
Apollo Education Group, Cl A*	4,510	129,256
AutoZone*	264	146,130
Bed Bath & Beyond*	394	26,532
Best Buy	1,094	37,349
Big Lots	3,800	173,470
Buffalo Wild Wings*	1,700	253,776
CBS Outdoor Americas‡	6,400	194,752

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
OCTOBER 31, 2014

COMMON STOCK — continued
	Shares	Value

Consumer Discretionary — continued
Coach	333	$11,449
Comcast, Cl A	932	51,586
Domino’s Pizza	600	53,274
Expedia	500	42,485
Foot Locker	4,200	235,242
GameStop, Cl A	907	38,784
Gannett	1,359	42,809
Gap	1,225	46,415
Gentherm*	1,700	70,890
Genuine Parts	750	72,810
Graham Holdings, Cl B	83	65,039
Hanesbrands	600	63,366
Harman International Industries	1,700	182,478
Hasbro	425	24,450
Home Depot	489	47,687
HomeAway*	3,500	122,150
Jack in the Box	1,900	134,976
JC Penney*	20,200	153,722
Kate Spade*	2,900	78,677
Kohl’s	865	46,900
Liberty Media*	1,000	48,020
Lithia Motors, Cl A	500	38,810
Macy’s	3,348	193,582
Marriott International, Cl A	1,142	86,507
PetSmart	475	34,366
PulteGroup	2,212	42,448
PVH	200	22,870
Scripps Networks Interactive, Cl A	652	50,360
Skechers U.S.A., Cl A*	3,300	180,675
Staples	3,506	44,456
TripAdvisor*	1,500	132,990

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
OCTOBER 31, 2014

COMMON STOCK — continued
	Shares	Value

Consumer Discretionary — continued
Tupperware Brands	500	$31,875
Urban Outfitters*	1,500	45,540
Viacom, Cl B	734	53,347
Wyndham Worldwide	424	32,932
Wynn Resorts	449	85,314

		3,767,586

Consumer Staples — 1.7%
Archer-Daniels-Midland	1,232	57,904
Constellation Brands, Cl A*	713	65,268
CVS Health	756	64,872
Dr Pepper Snapple Group	1,200	83,100
Hormel Foods	1,602	86,364
Kimberly-Clark	339	38,738
Lorillard	1,138	69,987
Molson Coors Brewing, Cl B	618	45,967
Mondelez International, Cl A	2,300	81,098
Pilgrim’s Pride*	2,500	71,025
Sanderson Farms	1,300	109,174
Tyson Foods, Cl A	1,502	60,606
Walgreen	666	42,771

		876,874

Energy — 2.0%
Basic Energy Services*	7,200	92,880
ConocoPhillips	1,068	77,056
Helix Energy Solutions Group*	2,500	66,600
Helmerich & Payne	398	34,554
HollyFrontier	1,500	68,070
LinnCo	6,400	153,408
National Oilwell Varco*	315	22,882
ONEOK	400	23,576

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
OCTOBER 31, 2014

COMMON STOCK — continued
	Shares	Value

Energy — continued
Patterson-UTI Energy	1,800	$41,454
PBF Energy, Cl A	3,300	86,031
Valero Energy	5,655	283,259
Western Refining	800	36,472
Williams	300	16,653

		1,002,895

Financials — 2.8%
Aflac	505	30,164
Assurant	509	34,724
Charles Schwab	100	2,867
DCT Industrial Trust‡	11,200	95,984
DDR‡	700	12,698
Discover Financial Services	360	22,961
Fifth Third Bancorp	2,800	55,972
Genworth Financial, Cl A*	1,075	15,039
Huntington Bancshares	2,529	25,062
Jones Lang LaSalle	1,000	135,210
LaSalle Hotel Properties‡	1,700	66,657
Legg Mason	902	46,904
LPL Financial Holdings	900	37,251
McGraw Hill Financial	1,600	144,768
NASDAQ OMX Group	1,310	56,671
Realogy Holdings*	3,500	143,535
Signature Bank NY*	1,400	169,582
State Street	600	45,276
SVB Financial Group*	100	11,199
TD Ameritrade Holding	500	16,870
Torchmark	886	46,922
Waddell & Reed Financial, Cl A	2,800	133,672

		1,349,988

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
OCTOBER 31, 2014

COMMON STOCK — continued
	Shares	Value

Health Care — 3.5%
AbbVie	938	$59,525
Aetna	200	16,502
Align Technology*	2,200	115,764
AmerisourceBergen, Cl A	1,100	93,951
athenahealth*	200	24,500
Becton Dickinson and	198	25,483
Cardinal Health	786	61,685
Centene*	3,200	296,544
Covance*	300	23,970
CR Bard	469	76,902
Cubist Pharmaceuticals*	200	14,458
Edwards Lifesciences *	509	61,548
Eli Lilly	1,095	72,631
Humana	572	79,422
Johnson & Johnson	866	93,338
Medivation*	100	10,570
Medtronic	1,190	81,110
Pacira Pharmaceuticals*	1,600	148,512
Pfizer	2,284	68,406
St. Jude Medical	588	37,732
UnitedHealth Group	692	65,747
Universal Health Services, Cl B	400	41,484
VCA*	1,500	68,355
WellPoint	602	76,268

		1,714,407

Industrials — 4.3%
3M	452	69,504
Alaska Air Group	2,400	127,752
Allison Transmission Holdings	500	16,240
Boeing	400	49,964

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
OCTOBER 31, 2014

COMMON STOCK — continued
	Shares	Value

Industrials — continued
Caterpillar	533	$54,052
Cintas	1,125	82,395
Clean Harbors*	300	14,889
Con-way	5,000	216,850
Delta Air Lines	4,000	160,920
Dover	676	53,701
Emerson Electric	1,010	64,701
Illinois Tool Works	866	78,849
Iron Mountain‡	3,000	108,210
L-3 Communications Holdings, Cl 3	712	86,480
Northrop Grumman	550	75,878
Parker Hannifin	322	40,904
Pitney Bowes	999	24,715
Raytheon	674	70,015
Rockwell Automation	224	25,166
Southwest Airlines	2,365	81,545
Spirit AeroSystems Holdings, Cl A*	2,400	94,416
Spirit Airlines*	2,100	153,531
Swift Transportation, Cl A*	4,800	118,560
Timken	1,900	81,681
Union Pacific	700	81,515
United Parcel Service, Cl B	976	102,392

		2,134,825

Information Technology — 9.1%
Akamai Technologies*	100	6,030
Ambarella*	1,000	44,290
Apple	686	74,088
ARRIS Group*	7,000	210,140
Broadcom, Cl A	2,600	108,888
Cadence Design Systems*	7,200	129,240

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
OCTOBER 31, 2014

COMMON STOCK — continued
	Shares	Value

Information Technology — continued
Cisco Systems	2,335	$57,138
Computer Sciences	1,002	60,521
Corning	2,750	56,183
Equinix	200	41,780
First Solar*	487	28,684
FLIR Systems	1,636	54,855
Gogo*	17,800	295,658
Google, Cl A*	100	56,787
Harris	967	67,303
Hewlett-Packard	4,875	174,915
Infinera*	600	8,718
Integrated Device Technology*	9,500	155,895
Intel	2,545	86,555
KLA-Tencor	796	63,003
Leidos Holdings	1,460	53,392
Lexmark International, Cl A	7,300	315,068
Linear Technology	4,305	184,426
Microchip Technology	1,251	53,931
Micron Technology*	1,384	45,797
Microsoft	1,445	67,843
Nuance Communications*	3,600	55,548
NVIDIA	2,015	39,373
ON Semiconductor*	7,800	64,662
Oracle	1,492	58,262
QUALCOMM	785	61,630
RF Micro Devices*	4,600	59,846
SanDisk	914	86,044
SolarWinds*	1,400	66,570
Spansion, Cl A*	5,500	113,190
Synaptics*	3,700	253,191

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
OCTOBER 31, 2014

COMMON STOCK — continued
	Shares	Value

Information Technology — continued
Texas Instruments	1,162	$57,705
Total System Services	1,633	55,179
Ultimate Software Group*	600	90,306
VeriFone Systems*	1,800	67,068
Verint Systems*	1,600	91,984
VeriSign*	936	55,935
Visa, Cl A	700	169,001
VMware, Cl A*	1,700	142,069
WebMD Health, Cl A*	2,400	102,432
Western Digital	1,123	110,469
Western Union	3,748	63,566
Xerox	4,014	53,306
Xilinx	1,229	54,666
Zebra Technologies, Cl A*	1,700	125,375

		4,598,505

Materials — 1.3%
Albemarle	1,900	110,922
Alcoa	2,800	46,928
Avery Dennison	3,400	159,290
CF Industries Holdings	129	33,540
Constellium, Cl A*	400	8,100
Dow Chemical	1,019	50,339
Graphic Packaging Holding*	8,900	107,957
PolyOne	3,800	140,638
Royal Gold	300	17,145
Westlake Chemical	100	7,055

		681,914

Telecommunication Services — 0.9%
AT&T	2,293	79,888
Frontier Communications	25,003	163,520

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
OCTOBER 31, 2014

COMMON STOCK — continued
	Shares	Value

Telecommunication Services — continued
Windstream Holdings	17,500	$183,400

		426,808

Utilities — 1.2%
NextEra Energy	1,000	100,220
OGE Energy	5,200	193,908
Pepco Holdings	3,296	90,113
PG&E	500	25,160
Public Service Enterprise Group	303	12,517
UGI	3,100	116,839
Wisconsin Energy	900	44,694

		583,451

TOTAL COMMON STOCK (Cost $16,696,906)		17,137,253

FOREIGN COMMON STOCK — 13.0%
ARGENTINA — 0.0%
YPF ADR	100	3,517

AUSTRALIA — 0.7%
Amcor	2,572	26,527
Australia & New Zealand Banking Group	1,717	50,617
CSL	435	30,697
Fortescue Metals Group	6,378	19,644
Insurance Australia Group	9,361	53,710
Lend Lease Group	3,440	47,406
Macquarie Group	809	43,548
National Australia Bank	184	5,666
Orica	127	2,302
Telstra	14,968	74,158
Woodside Petroleum	470	16,598

		370,873

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
OCTOBER 31, 2014

FOREIGN COMMON STOCK — continued
	Shares	Value

BELGIUM — 0.3%
Ageas	908	$30,318
Anheuser-Busch InBev	141	15,569
Belgacom	1,729	65,239
Delhaize Group	643	43,923

		155,049

BERMUDA — 0.2%
Jardine Matheson Holdings	400	23,960
Nabors Industries	1,500	26,775
Signet Jewelers	200	24,002

		74,737

BRAZIL — 0.1%
Cia Energetica de Minas Gerais ADR	11,500	66,470

CANADA — 1.2%
Bank of Montreal	1,055	76,505
Bank of Nova Scotia	1,232	75,447
Brookfield Asset Management, Cl A	1,324	64,811
Canadian Imperial Bank of Commerce	803	73,307
Canadian Tire, Cl A	776	85,081
Magna International	663	65,438
Shaw Communications, Cl B	582	14,945
Sun Life Financial	584	20,773
Teekay	2,200	128,612

		604,919

CHINA — 0.2%
China Construction Bank, Cl H	61,000	45,464
China Petroleum & Chemical, Cl H	14,000	12,131
Industrial & Commercial Bank of China, Cl H	76,000	50,274
Jinkosolar Holding Company ADR*	400	9,868

		117,737

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
OCTOBER 31, 2014

FOREIGN COMMON STOCK — continued
	Shares	Value

DENMARK — 0.2%
AP Moeller-Maersk, Cl B	18	$41,943
Novo Nordisk ADR	800	36,144
Vestas Wind Systems*	689	23,061

		101,148

FINLAND — 0.2%
Sampo, Cl A	772	36,927
Stora Enso, Cl R	3,678	30,305
UPM-Kymmene	2,382	37,670

		104,902

FRANCE — 0.8%
AXA	1,657	38,228
Casino Guichard Perrachon	494	50,626
Cie Generale des Etablissements Michelin	452	39,191
Credit Agricole	2,489	36,790
Lagardere	1,448	35,229
Publicis Groupe*	420	29,090
Safran	694	43,919
Suez Environnement	2,721	45,794
Valeo	369	41,307
Vinci	380	21,655

		381,829

GERMANY — 0.2%
BASF	199	17,516
Continental	154	30,231
Merck	665	60,059
Muenchener Rueckversicherungs	24	4,718

		112,524

GREECE — 0.1%
OPAP	2,729	33,070

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
OCTOBER 31, 2014

FOREIGN COMMON STOCK — continued
	Shares	Value

HONG KONG — 0.3%
Cheung Kong Holdings	3,000	$53,229
China Mobile	4,000	49,773
Hang Seng Bank	2,700	45,748

		148,750

INDIA — 0.7%
HDFC Bank ADR	700	36,701
ICICI Bank ADR	3,600	202,896
Tata Motors ADR	1,900	89,490

		329,087

IRELAND — 0.4%
Alkermes*	200	10,110
Allegion	2,500	132,725
Seagate Technology	791	49,698

		192,533

ITALY — 0.0%
Mediaset*	4,411	14,726

JAPAN — 2.2%
Aisin Seiki	500	16,248
Asahi Kasei	6,000	48,176
Bridgestone	100	3,251
Central Japan Railway	400	58,776
Daiwa House Industry	300	5,565
Daiwa Securities Group	3,000	22,996
FUJIFILM Holdings	1,600	52,519
Fujitsu	5,000	29,575
Hoya	1,400	48,702
ITOCHU	3,700	44,024
JGC	1,000	25,084
Kajima	2,000	8,760
Marubeni	6,100	38,449

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
OCTOBER 31, 2014

FOREIGN COMMON STOCK — continued
	Shares	Value

JAPAN — continued
Mitsubishi Materials	11,000	$33,590
Mitsubishi UFJ Financial Group	6,900	38,836
Mitsui	2,800	41,517
Mizuho Financial Group	20,500	36,501
Nippon Telegraph & Telephone	800	49,086
NOK	1,100	27,332
NTT DOCOMO	2,900	48,073
Oji Holdings	5,000	17,583
Otsuka Holdings	1,400	48,329
Rohm	500	29,691
Sega Sammy Holdings	400	6,189
Sekisui House	1,100	13,338
Seven & I Holdings	700	26,679
Shinsei Bank	8,000	17,378
Shionogi	400	10,156
Sompo Japan Nipponkoa Holdings	800	19,579
Sumitomo	3,700	38,738
Sumitomo Metal Mining	2,000	26,957
Sumitomo Mitsui Financial Group	900	35,251
Taisei	6,000	32,851
Toppan Printing	4,000	26,601
TOTO	2,000	21,865
Toyota Industries	700	32,468
West Japan Railway	700	32,998

		1,113,711

LUXEMBOURG — 0.1%
SES	1,676	57,863

NETHERLANDS — 0.9%
Aegon	4,948	40,266
Koninklijke Ahold	3,672	61,385

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
OCTOBER 31, 2014

FOREIGN COMMON STOCK — continued
	Shares	Value

NETHERLANDS — continued
LyondellBasell Industries, Cl A	2,312	$211,849
NXP Semiconductor*	1,100	75,526
Wolters Kluwer	2,059	54,933

		443,959

NORWAY — 0.2%
DNB	1,348	24,762
Telenor	1,403	31,534
Yara International	877	40,268

		96,564

PERU — 0.0%
Credicorp	100	16,100

PORTUGAL — 0.1%
EDP — Energias de Portugal	10,582	45,498

SINGAPORE — 0.1%
Singapore Telecommunications	13,000	38,250

SPAIN — 0.4%
Amadeus IT Holding, Cl A	1,271	46,667
Enagas	1,168	39,153
Gas Natural	2,063	59,487
Iberdrola	1,122	7,932
Red Electrica	666	58,121

		211,360

SWEDEN — 0.4%
Investor, Cl B	1,538	55,028
Nordea Bank	2,015	25,842
Skanska, Cl B	2,394	48,696
TeliaSonera	7,249	50,116

		179,682

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
OCTOBER 31, 2014

FOREIGN COMMON STOCK — continued
	Shares	Value

SWITZERLAND — 0.9%
Baloise Holding	509	$63,959
Garmin	963	53,427
Roche Holding	163	48,062
Swiss Life Holding	183	41,920
Swiss Re	838	67,674
Swisscom	148	87,140
TE Connectivity	1,356	82,893

		445,075

UNITED KINGDOM — 2.1%
3i Group	6,765	42,952
AstraZeneca ADR	100	7,294
AstraZeneca	972	70,647
British American Tobacco	703	39,889
British Land‡	4,373	50,962
British Sky Broadcasting Group	2,679	37,970
BT Group, Cl A	7,375	43,357
Cable & Wireless Communications	3,576	2,759
Centrica	5,856	28,338
Cobham	10,281	47,843
Daily Mail & General Trust, Cl A	2,924	36,999
Friends Life Group	8,417	43,545
GKN	6,178	31,428
Hays	11,957	23,584
IMI	947	18,512
Kingfisher	7,757	37,537
Ladbrokes	8,863	16,744
Land Securities Group‡	338	5,986
Legal & General Group	5,274	19,489
London Stock Exchange Group	1,290	41,582
Marks & Spencer Group	5,780	37,604

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
OCTOBER 31, 2014

FOREIGN COMMON STOCK — continued
	Shares	Value

UNITED KINGDOM — continued
Next	646	$66,603
Old Mutual	8,548	26,459
Persimmon	1,654	38,709
Reckitt Benckiser Group	528	44,343
Rexam	121	921
Segro‡	8,450	51,393
Tate & Lyle	4,451	43,149
Unilever	1,544	62,094
Vodafone Group	14,813	49,122

		1,067,814

TOTAL FOREIGN COMMON STOCK (Cost $6,786,150)		6,527,747

REGISTERED INVESTMENT COMPANIES — 0.5%
Exchange Traded Funds — 0.5%
MSCI Korea TRN Index UCITS ETF	2,570	151,887
MSCI Taiwan Index UCITS ETF	5,430	113,097

		264,984

TOTAL REGISTERED INVESTMENT COMPANIES (Cost $290,482)		264,984

PREFERRED STOCK — 0.1%
GERMANY — 0.1%
Porsche Automobil Holding (Cost $35,534)	374	30,619

SHORT-TERM INVESTMENT — 42.1%
	Face Amount	Value
SEI Daily Income Trust Government Fund Cl A, 0.020% (Cost $21,114,984)	$21,114,984	21,114,984

TOTAL INVESTMENTS — 89.9% (Cost $44,924,056)		$45,075,587

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
OCTOBER 31, 2014

SCHEDULE OF SECURITIES SOLD SHORT
FOREIGN COMMON STOCK — (2.3)%
	Shares	Value

BERMUDA — (0.4)%
Golar LNG	(3,300)	$(185,163)

BRAZIL — (0.4)%
AMBEV ADR	(12,600)	(84,168)
Tim Participacoes ADR	(2,800)	(77,056)
Vale ADR, Cl B	(4,100)	(41,369)
Vale ADR, Cl B	(3,000)	(26,280)

		(228,873)

CANADA — (0.6)%
Agnico Eagle Mines	(3,800)	(89,300)
Agrium	(1,800)	(176,076)
Barrick Gold	(2,000)	(23,740)
lululemon athletica*	(300)	(12,495)

		(301,611)

GERMANY — (0.1)%
Deutsche Bank*	(1,800)	(56,376)

NETHERLANDS — (0.3)%
Chicago Bridge & Iron	(1,200)	(65,568)
Sensata Technologies Holding*	(1,700)	(82,977)

		(148,545)

SWITZERLAND — (0.1)%
Credit Suisse Group ADR	(1,100)	(29,304)

UNITED KINGDOM — (0.4)%
Diageo ADR	(1,000)	(117,970)
Ensco, Cl A	(1,400)	(56,826)
Noble	(100)	(2,092)
Vodafone Group ADR	(100)	(3,322)

		(180,210)

TOTAL FOREIGN COMMON STOCK (Proceeds $1,222,911)		(1,130,082)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
OCTOBER 31, 2014

COMMON STOCK — (23.1)%
	Shares	Value

UNITED STATES — (23.1)%
Consumer Discretionary — (5.7)%
Amazon.com*	(400)	$(122,184)
American Eagle Outfitters	(15,700)	(202,059)
BorgWarner	(900)	(51,318)
Coach	(7,300)	(250,974)
Darden Restaurants	(4,100)	(212,298)
DISH Network, Cl A*	(700)	(44,555)
GameStop, Cl A	(4,400)	(188,144)
Groupon, Cl A*	(7,800)	(57,018)
KB Home	(2,900)	(45,646)
Leggett & Platt	(1,400)	(55,132)
Lennar, Cl A	(2,200)	(94,776)
Live Nation Entertainment*	(1,800)	(46,800)
Lumber Liquidators Holdings*	(3,600)	(193,572)
Mattel	(800)	(24,856)
News*	(100)	(1,548)
Office Depot*	(18,600)	(97,092)
PetSmart	(2,400)	(173,640)
Ralph Lauren, Cl A	(1,100)	(181,324)
Ross Stores	(1,300)	(104,936)
Ryland Group	(200)	(7,162)
Shutterfly*	(2,200)	(92,026)
Staples	(4,600)	(58,328)
Tesla Motors*	(1,100)	(265,870)
Ulta Salon Cosmetics & Fragrance*	(2,000)	(241,620)
Visteon*	(1,200)	(112,680)

		(2,925,558)

Consumer Staples — (1.5)%
Campbell Soup	(300)	(13,251)
ConAgra Foods	(1,800)	(61,830)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
OCTOBER 31, 2014

COMMON STOCK — continued
	Shares	Value

Consumer Staples — continued
Dean Foods	(500)	$(7,355)
Hershey	(1,800)	(172,638)
JM Smucker	(800)	(83,200)
Keurig Green Mountain	(700)	(106,225)
Nu Skin Enterprises, Cl A	(3,100)	(163,773)
Philip Morris International	(200)	(17,802)
Post Holdings*	(2,400)	(90,000)
Sysco	(600)	(23,124)
Whole Foods Market	(800)	(31,464)

		(770,662)

Energy — (3.5)%
Bill Barrett*	(5,200)	(79,040)
Bonanza Creek Energy*	(2,500)	(113,100)
C&J Energy Services*	(2,500)	(48,275)
Cabot Oil & Gas	(5,500)	(171,050)
CARBO Ceramics	(500)	(25,835)
Cobalt International Energy*	(1,200)	(14,052)
CONSOL Energy	(3,500)	(128,800)
Denbury Resources	(800)	(9,920)
Equities	(100)	(9,404)
FMC Technologies*	(500)	(28,020)
Gulfport Energy*	(6,600)	(331,188)
Magnum Hunter Resources*	(12,100)	(56,144)
Noble Energy	(2,500)	(144,075)
PDC Energy*	(3,000)	(131,160)
Peabody Energy	(1,800)	(18,774)
Pioneer Natural Resources	(900)	(170,154)
Rosetta Resources*	(2,400)	(91,272)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
OCTOBER 31, 2014

COMMON STOCK — continued
	Shares	Value

Energy — continued
Sanchez Energy*	(3,800)	$(64,866)
Transocean*	(3,100)	(92,473)

		(1,727,602)

Financials — (3.2)%
Alexandria Real Estate Equities‡	(1,900)	(157,700)
Ally Financial*	(6,400)	(145,280)
Arthur J Gallagher	(1,400)	(66,780)
CIT Group	(2,500)	(122,325)
CME Group, Cl A	(1,800)	(150,858)
Federal Realty Investment Trust‡	(1,200)	(158,160)
First Republic Bank	(500)	(25,465)
Investors Bancorp	(18,000)	(193,500)
Leucadia National	(100)	(2,378)
Loews	(1,700)	(74,120)
MGIC Investment*	(8,700)	(77,604)
National Retail Properties‡	(2,100)	(80,052)
Prospect Capital	(500)	(4,790)
Radian Group	(5,100)	(85,935)
Senior Housing Properties Trust‡	(1,800)	(40,662)
SLM	(10,700)	(102,185)
Zions Bancorporation	(3,200)	(92,704)

		(1,580,498)

Health Care — (1.3)%
Achillion Pharmaceuticals*	(1,000)	(11,750)
Aegerion Pharmaceuticals*	(400)	(8,076)
Akorn*	(2,100)	(93,555)
Arrowhead Research*	(1,800)	(11,736)
Avanir Pharmaceuticals*	(900)	(11,646)
Bristol-Myers Squibb	(700)	(40,733)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
OCTOBER 31, 2014

COMMON STOCK — continued
	Shares	Value

Health Care — continued
Celgene*	(100)	$(10,709)
Cerner*	(1,600)	(101,344)
DaVita HealthCare Partners*	(400)	(31,228)
Edwards Lifesciences*	(500)	(60,460)
Exact Sciences*	(500)	(12,035)
Hospira*	(1,100)	(59,070)
Laboratory Corp of America Holdings*	(200)	(21,858)
NewLink Genetics*	(400)	(13,060)
Omnicare	(2,100)	(139,839)
Quest Diagnostics	(300)	(19,038)
Regulus Therapeutics*	(700)	(13,972)
Sarepta Therapeutics*	(200)	(3,234)
Zoetis, Cl A	(400)	(14,864)

		(678,207)

Industrials — (2.4)%
AGCO	(5,400)	(239,274)
Chart Industries*	(300)	(13,965)
Deere	(100)	(8,554)
Emerson Electric	(1,500)	(96,090)
Fluor	(400)	(26,536)
Fortune Brands Home & Security	(200)	(8,650)
Generac Holdings*	(2,000)	(90,680)
General Dynamics	(100)	(13,976)
Illinois Tool Works	(200)	(18,210)
Kansas City Southern	(1,300)	(159,627)
Quanta Services*	(1,700)	(57,936)
Republic Services, Cl A	(2,000)	(76,800)
Roper Industries	(1,100)	(174,130)
Snap-on	(300)	(39,642)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
OCTOBER 31, 2014

COMMON STOCK — continued
	Shares	Value

Industrials — continued
SolarCity*	(700)	$(41,426)
Terex	(900)	(25,893)
Valmont Industries	(600)	(81,702)
WW Grainger	(500)	(123,400)

		(1,296,491)

Information Technology — (3.3)%
Amphenol, Cl A	(1,000)	(50,580)
Cornerstone OnDemand*	(6,800)	(246,636)
Cree*	(400)	(12,592)
Finisar*	(6,000)	(100,320)
Global Payments	(1,000)	(80,500)
Intuit	(900)	(79,209)
Jabil Circuit	(2,200)	(46,090)
KLA-Tencor	(400)	(31,660)
Lam Research	(200)	(15,572)
LinkedIn, Cl A*	(500)	(114,480)
Motorola Solutions	(600)	(38,700)
NetApp	(4,600)	(196,880)
NetSuite*	(2,300)	(249,918)
Palo Alto Networks*	(200)	(21,140)
Qihoo 360 Technology ADR*	(200)	(14,596)
Qlik Technologies*	(2,900)	(82,215)
Symantec	(2,700)	(67,014)
Twitter*	(1,700)	(70,499)
Ubiquiti Networks	(700)	(25,039)
VeriSign*	(600)	(35,856)
Yahoo!*	(200)	(9,210)

		(1,588,706)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
OCTOBER 31, 2014

COMMON STOCK — continued
	Shares	Value

Materials — (1.1)%
Air Products & Chemicals	(200)	$(26,932)
Arcelormittal*	(3,100)	(40,796)
Axiall	(1,300)	(52,390)
Louisiana-Pacific*	(9,700)	(141,620)
Newmont Mining	(2,000)	(37,520)
Nucor	(600)	(32,436)
Reliance Steel & Aluminum	(1,000)	(67,480)
RPM International	(300)	(13,590)
Southern Copper	(1,800)	(51,804)
Steel Dynamics	(2,200)	(50,622)

		(515,190)

Telecommunication Services — (0.4)%
Sprint*	(32,400)	(192,132)

Utilities — (0.7)%
CMS Energy	(3,900)	(127,413)
Dynegy, Cl A*	(6,600)	(201,300)

		(328,713)

TOTAL COMMON STOCK (Proceeds $11,536,084)		(11,603,759)

SECURITIES SOLD SHORT (Proceeds $12,758,995)		$(12,733,841)

WRITTEN OPTIONS* — (0.5)%
	Contracts	Value
S&P 500 E-MINI Put Option, Strike Price $1,825.00, Expires 12/20/2014	(18)	(5,400)
S&P 500 E-MINI Put Option, Strike Price $1,835.00, Expires 12/20/2014	(16)	(5,200)
S&P 500 E-MINI Put Option, Strike Price $1,850.00, Expires 12/20/2014	(12)	(4,500)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
OCTOBER 31, 2014

WRITTEN OPTIONS — continued
	Contracts	Value
U.S. Treasury Long Bond, Strike Price $141.00, Expires 11/22/2014	(16)	$(18,250)
U.S. Treasury Long Bond, Strike Price $141.00, Expires 11/22/2014	(21)	(21,984)
U.S. Treasury Long Bond, Strike Price $142.00, Expires 11/22/2014	(63)	(102,375)
U.S. Treasury Long Bond, Strike Price $143.00, Expires 11/22/2014	(32)	(75,000)

TOTAL WRITTEN OPTIONS (Premiums Received $248,208)		$(232,709)

Percentages are based on Net Assets of $50,130,331.
*	Non-income producing security.
‡	Real Estate Investment Trust

ADR — American Depositary Receipt

CAD — Canadian Dollar

CBOE — Chicago Board Options Exchange

Cl — Class

DJ — Dow Jones

ETF — Exchange Traded Fund

EURIBOR — Euro Interbank Offered Rate

FTSE — Financial Times Stock Exchange

GBP — British Pound

IBEX — Spanish Exchange Index

JSE — Johannesburg Stock Exchange

LIBOR — London Interbank Offered Rate

LME — London Metal Exchange

MIB — Italian Stock Exchange

MSCI — Morgan Stanley Capital International

NASDAQ — National Association of Securities Dealers Automated Quotations

NYMEX — New York Mercantile Exchange

OAT — Obligations Assimilables du Tresor

S&P — Standard & Poor’s

SGX — Singapore Exchange

SPI — Swiss Performance Index

TSE — Tokyo Stock Exchange

UCITS — Undertaking for the Collective Investment of Transferable Securities

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
OCTOBER 31, 2014

A list of open swap agreements held by the Fund at October 31, 2014 is as follows:

	Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount	Net Unrealized Appreciation
Morgan Stanley & Co. LLC	Bovespa Index	Negative Price Return	Positive Price Return	12/18/14	603,013	$36,721
Morgan Stanley & Co. LLC	KOSPI 200 Index	Negative Price Return	Positive Price Return	12/18/14	1,053,493	55,946

						$92,667

For the period ended October 31, 2014, the total amount of all open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

The open futures contracts held by the Fund at October 31, 2014, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation)
3-Month Euro EURIBOR	13	Dec-2015	$1,928
3-Month Euro EURIBOR	13	Jun-2015	2,541
3-Month Euro EURIBOR	13	Mar-2016	(959)
3-Month Euro EURIBOR	13	Sep-2015	2,469
90-Day Bank Bill	1	Dec-2015	165
90-Day Bank Bill	(2)	Mar-2015	84
90-Day Bank Bill	1	Sep-2015	41
90-Day Euro$	12	Dec-2015	4,650
90-Day Euro$	16	Jun-2015	5,466
90-Day Euro$	11	Mar-2016	4,452
90-Day Euro$	16	Sep-2015	5,366
90-Day GBP LIBOR	9	Dec-2015	4,964
90-Day GBP LIBOR	9	Mar-2016	3,843
90-Day GBP LIBOR	11	Sep-2015	5,354
Amsterdam Index	11	Nov-2014	51,488
Australian 10-Year Bond	33	Dec-2014	7,484
Australian 3-Year Bond	8	Dec-2014	1,526
Australian Dollar	(22)	Dec-2014	(4,733)
BP Currency	(23)	Dec-2014	3,109
Brent Crude Penultimate	(6)	Nov-2014	16,309
CAC40 10 Euro	(4)	Nov-2014	(3,769)
CAD Currency	(21)	Dec-2014	(720)
Canadian 10-Year Bond	17	Dec-2014	15,967

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
OCTOBER 31, 2014

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation)
Canadian Bank Acceptance	11	Dec-2015	$2,022
Canadian Bank Acceptance	15	Jun-2015	1,464
Canadian Bank Acceptance	14	Mar-2015	23
Canadian Bank Acceptance	14	Sep-2015	1,999
CBOE VIX	(1)	Dec-2014	797
Corn	(18)	Dec-2014	(29,114)
Corn	(1)	Dec-2015	(615)
Crude Oil	2	Nov-2014	(215)
Dax Index	5	Dec-2014	(14,364)
DJ Euro Stoxx 50 Index	63	Dec-2014	15,661
Euro	(12)	Dec-2014	20,607
Euro Oat	8	Dec-2014	11,169
Euro-BOBL	8	Dec-2014	(852)
Euro-BTP	4	Dec-2014	(454)
Euro-Bund	4	Dec-2014	3,690
Feeder Cattle	1	Jan-2015	(340)
FTSE 100 Index	7	Dec-2014	11,604
FTSE/JSE Top 40 Index	(26)	Dec-2014	39,125
Gasoil Euro	(2)	Dec-2014	(1,328)
Gasoil Euro	(1)	Nov-2014	6,898
Gasoline	2	Nov-2014	92
Gold	1	Dec-2014	(23,552)
Hang Seng Index	(5)	Nov-2014	5,733
Heating Oil	1	Nov-2014	908
H-shares Index	(12)	Nov-2014	(35,322)
IBEX 35 Plus Index	7	Nov-2014	42,351
Japanese 10-Year Bond	3	Dec-2014	14,272
Japanese Currency	18	Dec-2014	42,420
Live Cattle	1	Jan-2015	2,377
LME Aluminum	2	Dec-2014	585
LME Copper	5	Dec-2014	(16,799)
LME Lead	(3)	Dec-2014	1,561
LME Nickle	(1)	Dec-2014	(8)
LME Tin	(1)	Dec-2014	5,283
LME Zinc	1	Dec-2014	181
Long Gilt 10-Year Bond	13	Dec-2014	(7,212)
Mexican Peso	(10)	Dec-2014	(76)
MSCI Sing Index	1	Nov-2014	1,178
NASDAQ 100 E-MINI	4	Dec-2014	4,737
Natural Gas	(5)	Nov-2014	(7,081)
Natural Gas	(1)	Sep-2015	(442)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
OCTOBER 31, 2014

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation)
New Zealand Future	(1)	Dec-2014	$(47)
Nikkei 225 Index	5	Dec-2014	45,520
NYMEX Coffee	(1)	Dec-2014	(115)
OMX Index	3	Nov-2014	(140)
Platinum	(1)	Jan-2015	4,008
S&P 500 Index EMINI	(2)	Dec-2014	24,222
S&P Mid 400 Index E-MINI	4	Dec-2014	2,772
S&P TSE 60 Index	6	Dec-2014	27,995
SGX S&P CNX Nifty Index	(54)	Nov-2014	(32,567)
Silver	1	Dec-2014	(11,502)
Soybean	(21)	Dec-2014	(15,215)
Soybean Meal	9	Dec-2014	40,934
SPI 200 Index	1	Dec-2014	1,718
Sugar	(33)	Feb-2015	11,922
Swiss Franc	(9)	Dec-2014	12,990
Taiwan Index	1	Nov-2014	248
U.S. 10-Year Treasury Note	24	Dec-2014	(11,099)
U.S. 2-Year Treasury Note	9	Dec-2014	4,127
U.S. 5-Year Treasury Note	17	Dec-2014	(9,058)
U.S. Long Treasury Bond	(38)	Dec-2014	6,320
VSDTY Sterling	13	Jun-2015	6,641
VSTOXX MINI	33	Dec-2014	(6,302)
Wheat	(15)	Dec-2014	(5,243)
Wheat	(1)	Dec-2015	2,110
YEN NIKKEI	44	Dec-2014	23,564

			$349,791

For the period ended October 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
OCTOBER 31, 2014

STATEMENT OF ASSETS AND LIABILITIES
Assets:
Investments, at Value (Cost $44,924,056)	$45,075,587
Receivable from Prime Broker	17,739,395
Receivable for Investment Securities Sold	4,374,441
Variation Margin Receivable	420,081
Dividend and Interest Receivable	14,125
Reclaim Receivable	341
Deferred Offering Costs	115,754
Unrealized Appreciation on Swap Contracts	92,667
Other Prepaid Expenses	1,542

Total Assets	67,833,933

Liabilities:
Securities Sold Short, at Value (Proceeds $12,758,995)	12,733,841
Written Options, at Value (Premiums Received $248,208)	232,709
Payable for Investment Securities Purchased	4,296,215
Foreign Currency Payable (Proceeds $156,600)	149,730
Variation Margin Payable	164,177
Payable due to Adviser	23,455
Payable due to Administrator	19,110
Chief Compliance Officer Fees Payable	6,000
Payable due to Trustees	4,360
Other Accrued Expenses	74,005

Total Liabilities	17,703,602

Net Assets	$50,130,331

Net Assets Consist of:
Paid-in Capital	$50,070,190
Accumulated Net Investment Loss	(78,868)
Accumulated Net Realized Loss on Investments and Foreign Currency Transactions	(503,167)
Net Unrealized Appreciation on Investments and Securities Sold Short	176,685
Net Unrealized Appreciation on Options Contracts	15,499
Net Unrealized Appreciation on Futures Contracts	349,791
Net Unrealized Appreciation on Swap Contracts	92,667
Net Unrealized Appreciation on Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	7,534

Net Assets	$50,130,331

Institutional Class Shares:
Net Assets	$50,120,232
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	5,006,105
Net Asset Value, Offering and Redemption Price Per Share	$10.01

Investor Class Shares:
Net Assets	$10,099
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	1,010
Net Asset Value, Offering and Redemption Price Per Share	$10.00

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
FOR THE PERIOD ENDED
OCTOBER 31, 2014(1)

STATEMENT OF OPERATIONS
Investment Income:
Dividends	$104,682
Less: Foreign Taxes Withheld	(2,726)

Total Investment Income	101,956

Expenses:
Investment Advisory Fees	225,212
Administration Fees	63,288
Trustees’ Fees	10,350
Chief Compliance Officer Fees	5,999
Distribution Fees, Investor Class Shares	6
Shareholder Serving Fees, Investor Class Shares	3
Audit Fees	35,200
Legal Fees	32,667
Offering Costs	29,576
Transfer Agent Fees	23,973
Custodian Fees	13,333
Dividend and Interest Expense on Securities Sold Short	50,413
Registration and Filing Fees	3,827
Other Expenses	13,995

Total Expenses	507,842

Less:
Waiver of Investment Advisory Fees	(135,556)

Net Expenses	372,286

Net Investment Loss	(270,330)

Net Realized Gain (Loss) on:
Investments	(175,504)
Securities Sold Short	282,728
Written Options	129,620
Futures Contracts	(614,268)
Swap Contracts	61,009
Foreign Currency Transactions	4,710

Net Realized Loss	(311,705)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	151,531
Securities Sold Short	25,154
Written Options	15,499
Futures Contracts	349,791
Swap Contracts	92,667
Foreign Currency Translation	7,534

Net Change in Unrealized Appreciation (Depreciation)	642,176

Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions	330,471

Net Increase in Net Assets Resulting from Operations	$60,141

(1)	The Fund commenced operations on July 25, 2014.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND

STATEMENT OF CHANGES IN NET ASSETS
For the Period Ended October 31, 2014(1)
Operations:
Net Investment Loss	$(270,330)
Net Realized Loss on Investments, Securities Sold Short, Written Options, Futures Contracts, Swap Contracts and Foreign Currency Transactions	(311,705)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Securities Sold Short, Futures Contracts, Swap Contracts, Written Options and Foreign Currency Transactions	642,176

Net Increase in Net Assets Resulting From Operations	60,141

Capital Share Transactions:
Institutional Class Shares
Issued	50,060,095
Redeemed	—

Net Institutional Class Shares Transactions	50,060,095

Investor Class Shares
Issued	10,095
Redeemed	—

Net Investor Class Shares Transactions	10,095

Net Increase in Net Assets From Capital Share Transactions	50,070,190

Total Increase in Net Assets	50,130,331

Net Assets:
Beginning of Period	—

End of Period (including Accumulated Net Investment Loss of $78,868)	$50,130,331

Shares Transactions:
Institutional Class Shares
Issued	5,006,105
Redeemed	—

Total Institutional Class Shares Transactions	5,006,105

Investor Class Shares
Issued	1,010
Redeemed	—

Total Investor Class Shares Transactions	1,010

Net Increase in Shares Outstanding From Share Transactions	5,007,115

(1)	The Fund commenced operations on July 25, 2014.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Date & Ratios For a Share Outstanding Throughout The Period

	Institutional Class Shares
	Period Ended October 31, 2014(1)
Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Investment Operations:
Net Investment Loss*	(0.05)
Net Realized and Unrealized Gain	0.06

Net Income from Investment Operations	0.01

Total Distributions	—

Net Asset Value, End of Period	$10.01

Total Return†	0.10%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$50,120
Ratio of Expenses to Average Net Assets (Including Dividends and Interest on Short Sales and Waivers)(2)	2.89	%††
Ratio of Expenses to Average Net Assets (Including Dividends and Interest on Short Sales and Excluding Waivers)	3.93	%††
Ratio of Net Investment Loss to Average Net Assets	(2.10	)%††
Portfolio Turnover Rate	140	%‡

*	Per share calculations were performed using average shares for the period.

†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized

‡	Portfolio turnover is for the period indicated and has not been annualized.

(1)	The Fund commenced operations on July 25, 2014.

(2)	Excluding dividends and interest on short sales, the ratio of expenses to average net assets would have been 2.50%.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND

FINANCIAL HIGHLIGHTS — continued
Selected Per Share Date & Ratios For a Share Outstanding Throughout The Period

	Investor Class Shares
	Period Ended October 31, 2014(1)
Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Investment Operations:
Net Investment Loss*	(0.06)
Net Realized and Unrealized Gain	0.06

Net Income from Investment Operations	—

Total Distributions	—

Net Asset Value, End of Period	$10.00

Total Return†	0.00%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$10
Ratio of Expenses to Average Net Assets (Including Dividends and Interest on Short Sales and Waivers)(2)	3.28	%††
Ratio of Expenses to Average Net Assets (Including Dividends and Interest on Short Sales and Excluding Waivers)	66.30	%††
Ratio of Net Investment Loss to Average Net Assets	(2.44	)%††
Portfolio Turnover Rate	140	%‡

*	Per share calculations were performed using average shares for the period.

†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized

‡	Portfolio turnover rate is for the period indicated and has not been annualized.

(1)	The Fund commenced operations on July 25, 2014. The Investor Class was seeded on July 25, 2014, and commenced operations on August 6, 2014.

(2)	Excluding dividends and interest on short sales, the ratio of expenses to average net assets would have been 2.85%.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
OCTOBER 31, 2014

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as an open-end management investment company with three funds. The financial statements herein are those of the Rothschild Larch Lane Alternatives Fund (the “Fund”). The investment objective of the Fund is to seek to generate consistent returns relative to risk and maintain low correlation to equity and bond markets. The Fund is classified as a diversified investment company. Rothschild Larch Lane Management Company LLC serves as the Fund’s investment adviser (the “Adviser”). The Adviser has registered with the National Futures Association as a “Commodity Pool Operator” under the Commodities Exchange Act with respect to the Fund. The Fund currently offers Institutional Class Shares and Investor Class Shares. The Fund commenced operations on July 25, 2014. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The following is a summary of the Significant Accounting Policies followed by the Fund.

Use of Estimates — The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
OCTOBER 31, 2014

local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with “Fair Value Procedures” established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price for long positions and at the closing ask price for written options. Options not traded on a national securities exchange are valued at the last quoted bid price.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations.

Futures contracts that are traded on an exchange are valued at their last reported sales price as of the valuation date.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
OCTOBER 31, 2014

last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called. In addition, the Fund’s Administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the Adviser that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

The Fund uses Interactive Data Pricing and Reference Data, Inc., (“Interactive Data”) as a third party fair valuation vendor. Interactive Data provides a fair value for foreign securities in the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by Interactive Data in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by Interactive Data. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by Interactive Data are not reliable, the Adviser contacts the Fund’s Administrator and may request that a meeting of the Committee be held.

If a local market in which the Fund owns securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by Interactive Data using the predetermined confidence interval discussed above.

There were no securities in the Fund valued in accordance with Fair Value Procedures as of October 31, 2014.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
OCTOBER 31, 2014

In accordance with U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date

•	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The following table summarizes the inputs used as of October 31, 2014, in valuing the Fund’s investments carried at value

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$17,137,253	$—	$—	$17,137,253
Foreign Common Stock	6,527,747	—	—	6,527,747
Registered Investment Companies	264,984	—	—	264,984
Preferred Stock	30,619	—	—	30,619
Short-Term Investment	21,114,984	—	—	21,114,984

Total Investments in Securities	$45,075,587	$—	$—	$45,075,587

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
OCTOBER 31, 2014

Securities Sold Short	Level 1	Level 2	Level 3	Total
Foreign Common Stock	$(1,130,082)	$—	$—	$(1,130,082)
Common Stock	(11,603,759)	—	—	(11,603,759)

Total Securities Sold Short	$(12,733,841)	$—	$—	$(12,733,841)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(232,709)	$—	$—	$(232,709)
Futures Contracts*
Appreciation	589,034	—	—	589,034
Depreciation	(239,243)	—	—	(239,243)
Total Return Swaps Appreciation*	—	92,667	—	92,667

Total Other Financial Instruments	$117,082	$92,667	$—	$209,749

*	Futures contracts and total return swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended October 31, 2014, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities. As of October 31, 2014 the Fund did not hold any Level 3 securities.

For the period ended October 31, 2014, there have been no significant changes to the Fund’s fair valuation methodology.

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
OCTOBER 31, 2014

As of and during the period ended October 31, 2014, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period the Fund did not incur any significant interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income and expense are recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

Futures Contracts — The Fund utilized futures contracts during the period ended October 31, 2014. To the extent consistent with its investment objective and strategies, the Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The futures contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
OCTOBER 31, 2014

or losses are incurred. When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to the Fund’s Schedule of Investments for details regarding open futures contracts as of October 31, 2014, if applicable.

Options Written/Purchased — The Fund may invest in financial options contracts to add return or to hedge their existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The option techniques utilized are to hedge against changes in interest rates, foreign currency exchange rates or securities prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund, to reduce the volatility of the currency exposure associated with an investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation. When a Fund writes or purchases an option, an amount equal to the premium received or paid by a Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss. The risk in writing a call option is that a Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that a Fund pays a premium whether or not the option is exercised. A Fund also has the additional risk of being

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
OCTOBER 31, 2014

unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes. Finally, for written options, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. The Fund had open option contracts as of October 31, 2014, as disclosed in the Fund’s Schedule of Investments. Refer to Note 3 for a summary of written option transactions for the period ended October 31, 2014.

Investments in REITs — Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Securities Sold Short — As consistent with the Fund’s investment objectives, the Fund may engage in short sales. Short sales are transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. Dividends and interest are shown as an expense for financial reporting purposes. To borrow the security, the Fund also may be required to pay a premium, which would decrease proceeds of the security sold. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

Until the Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
OCTOBER 31, 2014

deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Funds short positions. As of October 31, 2014, the Fund had open short positions.

In accordance with the terms of its prime brokerage agreement, the Fund may receive rebate income or be charged a fee on borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Fund records these prime broker charges on a net basis as interest income or interest expense on securities sold short. In addition, the Fund is required to pay the lender any dividends declared on short positions. Such amounts are recorded on the ex-dividend date as dividend expense on securities sold short.

Short sales are collateralized by cash deposits with the prime broker, Morgan Stanley & Co. LLC, and pledged securities held at the custodian, MUFG Union Bank, N.A. (formerly Union Bank, N.A.) The collateral required is determined daily by reference to the market value on short positions.

The Fund is required to maintain margin cash balances at the prime broker sufficient to satisfy its short sales positions on a daily basis and is charged an interest expense at the Fed Funds Rate plus 200 basis points on the amount of any shortfall in the required cash margin. These amounts are disclosed as Receivable from Prime Broker on the Statements of Assets and Liabilities.

Swap Contracts — The Fund is authorized to enter into swap contracts, including total return swaps and equity swaps contracts. Swaps are a two-party contract in which the seller (buyer) will pay to the buyer (seller) the difference between the current value of a security and its value at the time the contract was entered.

In a typical equity swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that the Fund will be committed to pay.

Total return swaps are contracts in which one party agrees to make payments of the total return from a reference instrument—which may be a single asset, a pool

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
OCTOBER 31, 2014

of assets or an index of assets—during a specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying reference instrument. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend payments. Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to the Fund at termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument).

Periodic payments made or received are recorded as realized gains or losses. At period end, the Statements of Assets and Liabilities reflect, if any, unrealized appreciation or depreciation and accrued periodic payments for swap contracts the Fund may have open at period end. Entering into swap contracts involve, to varying degrees, elements of credit, interest rate and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions or fluctuations in interest rates. Swap contracts outstanding at period end, if any, are listed on the Schedule of Investments. In connection with swap contracts, cash or securities may be segregated as collateral by the Funds custodian. As of October 31, 2014, the Fund has entered into total return swap contracts as shown on the Schedules of Investments.

There is the risk that the counterparty refuses to continue to enter into swap agreements with the Fund’s in the future, or requires increased fees, which could impair the Funds ability to achieve its investment objective. A counterparty may also increase its collateral requirements, which may limit the Funds ability to use leverage and reduce investment returns. In addition, if the Fund cannot locate a counterparty willing to enter into transactions with the Fund, it will not be able to implement its investment strategy. As of October 31, 2014 the Fund’s swap agreements were with one counterparty.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
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OCTOBER 31, 2014

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

Deferred Offering Costs — Offering costs, including costs of printing initial prospectus, legal and registration fees, are amortized over twelve-months from inception of the Fund. As of October 31, 2014, the remaining amount still to be amortized for the fund was $115,754.

3. Derivative Transactions:

The following tables include the Fund’s exposure by type of risk on derivatives held throughout the period.

The fair value of derivative instruments as of October 31, 2014, was as follows:

	Asset Derivatives October 31, 2014 Statement of Assets and Liability Location	Fair Value		Liability Derivatives October 31, 2014 Statement of Assets and Liability Location	Fair Value
Derivatives
Foreign exchange contracts	Net Assets — Unrealized appreciation on futures contracts	$85,767	*	Net Assets — Unrealized depreciation on futures contracts	$5,576	*
Equity contracts	Net Assets — Unrealized appreciation on futures contracts	312,874	*	Net Assets — Unrealized depreciation on futures contracts	88,695	*
	Purchased options contracts, at Value	—		Written options contracts, at Value	15,100
	Net Assets — Unrealized appreciation on swap contracts	92,667	†	Net Assets — Unrealized depreciation on swap contracts	—
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	86,056	*	Net Assets — Unrealized depreciation on futures contracts	33,403	*
	Purchased options contracts, at Value	—		Written options contracts, at Value	217,609

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
OCTOBER 31, 2014

	Asset Derivatives October 31, 2014 Statement of Assets and Liability Location	Fair Value		Liability Derivatives October 31, 2014 Statement of Assets and Liability Location	Fair Value
Commodity contracts	Net Assets — Unrealized appreciation on futures contracts	$104,337	*	Net Assets — Unrealized depreciation on futures contracts	$111,569	*

Total Derivatives		$681,701			$471,952

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

†	Includes cumulative appreciation of swap contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the period ended October 31, 2014, was as follows:

The amount of realized gain (loss) on derivatives recognized in income:

Derivatives	Futures Contracts	Swap Contracts	Written Options	Total
Foreign exchange contracts	$215,711	$—	$—	$215,711
Equity contracts	(1,246,766)	61,009	14,780	(1,170,977)
Interest rate contracts	529,798	—	114,840	644,638
Commodity contracts	(113,011)	—	—	(113,011)

Total	$(614,268)	$61,009	$129,620	$(423,639)

Change in unrealized appreciation (depreciation) on derivatives recognized in income:

Derivatives	Futures Contracts	Swap Contracts	Written Options	Total
Foreign exchange contracts	$80,191	$—	$—	$80,191
Equity contracts	224,179	92,667	60,785	377,631
Interest rate contracts	52,653	—	(45,286)	7,367
Commodity contracts	(7,232)	—	—	(7,232)

Total	$349,791	$92,667	$15,499	$457,957

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OCTOBER 31, 2014

Written option transactions entered into during the period ended October 31, 2014 are summarized as follows:

	Number of Contracts	Premium
Balance as of July 25, 2014	—	$—
Written	263	331,610
Expired	—	—
Closing buys	(85)	(83,402)

Balance as of October 31, 2014	178	$248,208

4. Offsetting assets and liabilities

The Fund is required to disclose the impact of offsetting assets and liabilities represented in the statement of assets and liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities. These recognized assets and liabilities are financial instruments and derivative instruments that are either subject to an enforceable master netting arrangement or similar agreement or meet the following right of setoff criteria: the amounts owed by the Fund to another party are determinable, the Fund has the right to set off the amounts owed with the amounts owed by the other party, the Fund intends to set off, and the Fund’s right of setoff is enforceable at law.

As of October 31, 2014, the Fund’s financial instruments and derivative instruments are not subject to a master netting arrangement.

5. Transactions with Affiliates:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the (“CCO”) and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
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OCTOBER 31, 2014

6. Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services at an annual rate of 0.15% of the first $500 million, 0.12% on assets between $500 million and $1 billion and 0.10% of any amount above $1 billion of the Fund’s average daily net assets.

The Fund has adopted the Distribution Plan (the “Plan”) for the Investor Class Shares. Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive up to 0.25% of the Fund’s average daily net assets attributable to Investor Class Shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations and insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. The Trust intends to operate the Plan in accordance with its terms and with the Financial Industry Regulatory Authority (“FINRA”) rules concerning sales charges.

The Fund has adopted a shareholder servicing plan (the “Service Plan”) under which a shareholder servicing fee of up to 0.10% of average daily net assets of Investor Class Shares of the Fund will be paid to other service providers. Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from the Fund for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the Fund that are serviced by the financial representative. Such fees are paid by the Fund to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Fund’s transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by the Rothschild Larch Lane Management Company (the “Adviser”). These fees are disclosed on the Statement of Operations as Shareholder Servicing Fees.

MUFG Union Bank, N.A. (formerly Union Bank, N.A.) acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

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DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

7. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund at a fee calculated at an annual rate of 1.75% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep total annual fund operating expenses after fee reductions and/or expense reimbursements (excluding any class specific expenses, dividend and interest expenses on securities sold short, interest, taxes, acquired fund fee expenses and non-routine expenses) from exceeding 2.50% with respect to Institutional Class Shares and Investor Class Shares of the Fund’s average daily net assets until February 28, 2016 (the “Expense Limitation”). The Adviser may recover all or a portion of its fee reductions or expense reimbursements within a three-year period from the year in which it reduced its fee or reimbursed expenses if the Fund’s total annual fund operating expenses are below the Expense Limitation. This agreement may be terminated by the Board for any reason at any time, or by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2016. As of October 31, 2014, the amount of fee reductions or expense reimbursements available to be recaptured is $135,556.

The Adviser employs a “multi-manager” approach, whereby it selects sub-advisers (the “Sub-Advisers”) that use a variety of alternative investment strategies to manage the Fund’s assets and allocates the Fund’s assets among those Sub-Advisers. The Adviser is responsible for the investment performance of the Fund, since it allocates the Fund’s assets to the sub-advisers and recommends hiring or changing sub-advisers to the Board. The Adviser has ultimate responsibility (subject to oversight by the Board) to oversee the Sub-Advisers and recommend their hiring, termination, and replacement.

As of October 31, 2014, the Adviser has entered into investment sub-advisory agreements with the following parties and pays the Sub-Advisers out of the fee that it receives from the Funds:

Investment Sub-Advisers

Ellington Management Group, L.L.C.

Karya Capital Management LP

Mizuho Alternative Investments, LLC

Winton Capital US LLC

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8. Investment Transactions:

For the period ended October 31, 2014, the Fund made purchases of $57,154,021 and sales of $33,167,946 in investment securities other than long-term U.S. Government, short-term securities, short sales and purchases to cover. There were no purchases or sales of long term U.S. Government securities.

9. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP.

Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in capital. Permanent differences are primarily attributable to foreign currency gain (loss) and net operating loss reclasses and IRC 263(h) adjustments which have been classified to/from the following accounts:

Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)
$191,462	$(191,462)

These reclassifications have no impact on net assets or net asset value per share.

As of October 31, 2014, the components of Distributable Earnings on a tax basis were as follows:

CY Late-Year Loss Deferral	$(72,838)
Unrealized Appreciation	449,133
Other Temporary Differences	(316,154)

Total Accumulated Losses	$60,141

For Federal income tax purposes, the Fund may carry forward net short term capital loss to offset future capital gains, which are not subject to expiration.

Qualified late year losses are deemed to arise on the first business day of the Fund’s next taxable year. For the period ended October 31, 2014, the Fund incurred and elected to defer qualified late year losses in the amount of $72,838.

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The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held (excluding foreign currency) by the Fund at October 31, 2014, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Depreciation
$45,117,100	$820,426	$(861,939)	$(41,513)

10. Concentration of Risks:

As with all management investment companies, a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV and ability to meet its investment objective.

COMMODITY-LINKED DERIVATIVES RISK — Investments in commodity-linked derivatives may be more volatile and less liquid than direct investments in the underlying commodities themselves. Commodity-related derivative returns can also be affected by the issuer’s financial structure or the performance of unrelated businesses. In addition, investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. A highly liquid secondary market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop.

CREDIT RISK — The risk that the issuer of a security or the counter-party to a contract will default or otherwise become unable to honor a financial obligation.

CURRENCY RISK — As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

DERIVATIVES RISK — The Fund’s use of futures contracts for all purposes, including speculative purposes, is subject to market risk, leverage risk, correlation risk and liquidity risk. In addition, the Fund’s use of derivatives for hedging purposes is subject to hedging risk. Market risk and leverage risk are described below. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Liquidity risk is the risk that certain securities may be

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OCTOBER 31, 2014

difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. Hedging risk is the risk that derivatives instruments used for hedging purposes may also limit any potential gain that may result from the increase in value of the hedged asset. Credit risk is described above. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

FOREIGN EXPOSURE/EMERGING MARKETS RISK — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

LEVERAGE RISK — The use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

SHORT SALE RISK — A short sale involves the sale of a security that the Fund does not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. Investment in short sales may also cause the Fund to incur expenses related to borrowing securities. Reinvesting proceeds received from short selling may create leverage which can amplify the effects of market volatility on the Fund and, therefore, the Fund’s share prices. Theoretically, uncovered short sales have the potential to expose the Fund to unlimited losses.

TAX RISK — The Fund will seek to restrict its income from direct investments in commodity-linked derivative instruments that do not generate qualifying income to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with certain qualifying income tests necessary for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The tax treatment of certain commodity-linked derivative instruments may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions.

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11. Other:

At October 31, 2014, the percentage of total shares outstanding held by shareholders for the Fund, which are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders was as follows:

	No. of Shareholders	% Ownership
Rothschild Larch Lane Alternatives Fund, Institutional Class Shares	1	100%
Rothschild Larch Lane Alternatives Fund, Investor Class Shares	1	99%

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

12. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional adjustments were required to the financial statements.

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OCTOBER 31, 2014

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

Rothschild Larch Lane Alternatives Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Rothschild Larch Lane Alternatives Fund (the “Fund”), as of October 31, 2014, and the related statements of operations, changes in net assets, and financial highlights for the period July 25, 2014 (commencement of operations) through October 31, 2014. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the financial statements based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2014, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Rothschild Larch Lane Alternatives Fund, as of October 31, 2014, the results of its operations, the changes in its net assets, and the financial highlights for the period July 25, 2014 (commencement of operations) through October 31, 2014, in conformity with accounting principles generally accepted in the United States of America.

Roseland, New Jersey

December 26, 2014

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DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

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Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 7/25/14	Ending Account Value 10/31/14	Annualized Expense Ratios	Expenses Paid During Period
Rothschild Larch Lane Alternatives Fund — Institutional Class Shares†
Actual Fund Return	$1,000.00	$1,001.00	2.89%	$7.53	*
Hypothetical 5% Return	$1,000.00	$1,005.49	2.89%	$7.54	**

Rothschild Larch Lane Alternatives Fund — Investor Class Shares‡
Actual Fund Return	$1,000.00	$1,000.00	3.28%	$7.91	*
Hypothetical 5% Return	$1,000.00	$1,004.15	3.28%	$7.92	**

*	Expenses are equal to the Funds’ annualized expense ratio, (including dividend and interest expense on short sales), multiplied by the average account value over the period, multiplied by 99/365 for the Institutional Class Shares and 88/365 for the Investor Class Shares (to reflect the commencement of operations period shown.)

**	Expenses are equal to the Funds’ annualized expense ratio, (including dividend and interest expense on short sales), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown.)

†	The Institutional Class commenced operations on July 25, 2014.

‡	The Investor Class commenced operations on August 6, 2014.

[This Page Intentionally Left Blank]

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TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND III (Unaudited)

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be “interested persons” of the Trust are referred to as “Independent Board Members.” Messrs. Nesher and Doran are Trustees who may be deemed to be “interested” persons of the Trust

Name, Address, Age[1]	Position(s) Held with the Trust and Length of Time Served[2]	Principal Occupation(s) During the Past 5 Years
INTERESTED BOARD MEMBERS[3,4]
WILLIAM M. DORAN 1701 Market Street Philadelphia, PA 19103 74 yrs. old	Chairman of Board of Trustees (Since 2014)	Self-Employed Consultant since 2003. Partner at Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003. Counsel to the Trust, SEI Investments, SIMC, the Administrator and the Distributor.
INDEPENDENT BOARD MEMBERS[4]
JON C. HUNT 63 yrs old	Trustee (since 2014)	Retired since 2013. Consultant to Management, Convergent Capital Management, LLC (“CCM”) from 2012 to 2013. Managing Director and Chief Operating Officer, CCM from 1998 to 2012.
TERRENCE O. JONES 51 yrs old	Trustee (Since 2014)	Retired.

1	Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2	Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

3	Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.

4	Board Members oversee 3 funds in The Advisors’ Inner Circle Fund III.

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as that term is defined in the 1940 Act by virtue of their affiliation with the Trust’s Distributor. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-844-RLL-FUND (1-844-755-3863). The following chart lists Trustees and Officers as of October 31, 2014.

Other Directorships Held by Board Member[5]

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and The KP Funds and O’Connor EQUUS (closed-end investment company). Director of SEI Investments (Europe), Limited, SEI Investments – Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Asia), Limited, SEI Asset Korea Co., Ltd., SEI Global Nominee Ltd. and SEI Investments – Unit Trust Management (UK) Limited. Director of the Distributor since 2003.

Former Directorships: Director of the SEI Alpha Strategy Portfolio LP to 2013.

Current Directorships: Trustee of City National Rochdale Funds and O’Connor EQUUS (closed-end investment company). Member of Independent Committee of Nuveen Commodities Asset Management.
Current Directorships: Trustee of Genworth Life Insurance Company of New York, Highland Funds and O’Connor EQUUS (closed-end investment company).

5	Directorships of Companies required to report to the securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies”) or other investment companies under the 1940 act.

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TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND III (Unaudited)

Name, Address, Age[1]	Position(s) Held with the Trust and Length of Time Served[2]	Principal Occupation(s) During the Past 5 Years
INDEPENDENT BOARD MEMBERS[3] (continued)
THOMAS P. LEMKE 60 yrs. old	Trustee (since 2014)	Retired since 2013. Executive Vice President and General Counsel, Legg Mason, Inc. from 2005 to 2013.
RANDALL S. YANKER 54 yrs. old	Trustee (since 2014)	Co-Founder and Senior Partner, Alternative Asset Managers, L.P. since 2004.
OFFICERS
MICHAEL BEATTIE 49 yrs. old	President (Since 2014)	Director of Client Service, SEI Investments Company, since 2004.
ROBERT NESHER 68 yrs. old	Vice Chairman (Since 2014)

SEI employee 1974 to present; currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. President and Director of SEI Structured Credit Fund, LP. President and Chief Executive Officer of SEI Alpha Strategy Portfolios, LP, June 2007 to present. President and Director of SEI Opportunity Fund, L.P. to 2010.

RAMI ABDEL-RAHMAN 40 yrs. old	Treasurer, Controller and Chief Financial Officer (since 2014)	Director, SEI Investments, Fund Accounting since June 2014. Fund Accounting Director, BNY Mellon from 2006 to 2014.

1	Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2	Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

3	Board Members oversee 3 funds in The Advisors’ Inner Circle Fund III.

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Other Directorships Held by Board Members[4]

Current Directorships: Trustee of The Victory Funds, J.P. Morgan Exchange-Traded Fund Trust O’Connor EQUUS (closed-end investment company) and AXA Premier VIP Trust.

Former Directorships: Director of ICI Mutual Insurance Company to 2013.

Current Directorships: Trustee of O’Connor EQUUS (closed-end investment company). Independent Non-Executive Director of HFA Holdings Limited.

None.
None.
None.

4	Directorships of Companies required to report to the securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies”) or other investment companies under the 1940 act.

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TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND III (Unaudited)

Name, Address, Age[1]	Position(s) Held with the Trust and Length of Time Served[2]	Principal Occupation(s) During the Past 5 Years
OFFICERS (continued)

RUSSELL EMERY 51 yrs. old	Chief Compliance Officer (Since 2014)

Chief Compliance Officer of SEI Structured Credit Fund, LP since June 2007. Chief Compliance Officer of SEI Opportunity Fund, L.P., SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Daily Income Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, The Advisors’ Inner Circle Fund II and Bishop Street Funds since 2006; SEI Adviser Managed Trust since 2010, New Covenant Funds since 2012; SEI Insurance Products Trust and The KP Funds since 2013; The Advisors’ Inner Circle Fund III and O’Connor EQUUS since 2014.

DIANNE M. DESCOTEAUX 37 yrs. old	Vice President and Secretary (Since 2014)	Counsel at SEI Investments since 2010. Associate at Morgan, Lewis & Bockius LLP from 2006 to 2010.
JOHN Y. KIM 33 yrs. old	Vice President and Secretary (Since 2014)	Attorney SEI Investments Company (2014-present). Associate, Stradley Ronon Stevens & Young, LLP (2009-2014)
EDWARD McCUSKER 30 yrs. old	Privacy Officer (Since 2014) AML Officer (Since 2014)	SEI’s Private Banking 2008-2010. AML SEI Private Trust Company 2010-2011. AML Manager of SEI Investments 2011-2013. AML and Privacy Officer 2013.
LISA WHITTAKER 36 yrs. old	Vice President and Assistant Secretary (since 2014)	Attorney, SEI Investments Company (2012-present). Associate Counsel and Compliance Officer, The Glenmede Trust Company (2011-2012).Associate, Drinker Biddle & Reath LLP (2006-2011).

1	Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2	Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

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Other Directorships Held by Officer

None.
None.
None.
None.
None.

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OCTOBER 31, 2014

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory and sub-advisory agreements (the “Agreements”) must be approved: (i) by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the members of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund III (the “Trust”) who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

A Board meeting was held on May 15, 2014 to decide whether to approve the Agreements for initial two-year terms. In preparation for the meeting, the Trustees requested that the Adviser and the Sub-Advisers furnish information necessary to evaluate the terms of the Agreements. The Trustees used this information, as well as other information that the Adviser, the Sub-Advisers and other service providers of the Fund presented or submitted to the Board at the meeting, to help them decide whether to approve the Agreements for initial two-year terms.

Specifically, the Board requested and received written materials from the Adviser, the Sub-Advisers and other service providers of the Fund regarding: (i) the nature, extent and quality of the services to be provided by the Adviser and the Sub-Advisers; (ii) the Adviser’s and the Sub-Advisers’ investment management personnel; (iii) the Adviser’s and the Sub-Advisers’ operations and financial condition; (iv) the Adviser’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s proposed advisory fees to be paid to the Adviser and the Sub-Advisers and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the Adviser’s and the Sub-Advisers’ compliance systems; (vii) the Adviser’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (viii) the Adviser’s and the Sub-Advisers’ investment experience; (ix) the Adviser’s rationale for introducing the Fund as well as the Fund’s proposed objective and strategy; and (x) the Adviser’s and the Sub-Advisers’ performance in managing similar accounts.

Representatives from the Adviser and the Sub-Advisers, along with other Fund service providers, presented additional information and participated in question and answer sessions at the meeting to help the Trustees evaluate the Adviser’s and the Sub-Advisers’ services, fees and other aspects of the Agreements. The Independent Trustees received advice from independent counsel and met in executive session outside the presence of Fund management and the Adviser and the Sub-Advisers.

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At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser, the Sub-Advisers and other service providers of the Fund, approved the Agreements. In considering the approval of the Agreements, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Adviser and the Sub-Advisers; and (ii) the fees to be paid to the Adviser and the Sub-Advisers, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser and the Sub-Advisers

In considering the nature, extent and quality of the services to be provided by the Adviser and the Sub-Advisers, the Board reviewed the portfolio management services to be provided by the Adviser and the Sub-Advisers to the Fund, including the quality and continuity of the Adviser’s and the Sub-Advisers’ portfolio management personnel and the resources of the Adviser and the Sub-Advisers. The Trustees reviewed the terms of the proposed Agreements. The Trustees considered that the Adviser would supervise and monitor the performance of the Sub-Advisers. The most recent investment adviser registration forms (“Form ADV”) for the Adviser and the Sub-Advisers were provided to the Board, as were the responses of the Adviser and the Sub-Advisers to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers proposed to be primarily responsible for the day-to-day management of the Fund.

The Trustees also considered other services to be provided to the Fund by the Adviser and the Sub-Advisers such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services to be provided to the Fund by the Adviser and the Sub-Advisers would be satisfactory.

Costs of Advisory Services

In considering the advisory fee payable by the Fund to the Adviser, as well as the fees payable by the Adviser to the Sub-Advisers, the Trustees reviewed, among other things, a report of the proposed advisory fees to be paid to the Adviser and the Sub-Advisers. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
OCTOBER 31, 2014

Fund’s net and gross expense ratios and advisory fees to those paid by a peer group of mutual funds as classified by Lipper, an independent provider of investment company data. The Trustees reviewed pro forma fee and expense information. The Trustees also considered that the Adviser, not the Fund, would pay the Sub-Advisers pursuant to the sub-advisory agreements. The Trustees evaluated both the fees that would be payable under the sub-advisory agreements and the portion of the fee under the advisory agreement that would be retained by the Adviser. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services expected to be rendered by the Adviser and the Sub-Advisers. The Board also considered the Adviser’s and the Sub-Advisers’ commitment to managing the Fund and the Adviser’s willingness to enter into an expense limitation and fee waiver arrangement with the Fund.

Because the Fund was new and had not commenced operations, it did not yet have an investment performance record and it was not possible to determine the profitability that the Adviser or the Sub-Advisers might achieve with respect to the Fund or the extent to which economies of scale would be realized by the Adviser or the Sub-Advisers as the assets of the Fund grow. Accordingly, the Trustees did not make any conclusions regarding the Fund’s investment performance, the Adviser’s or the Sub-Advisers’ profitability, or the extent to which economies of scale would be realized by the Adviser or the Sub-Advisers as the assets of the Fund grow, but will do so during future considerations of the Agreements.

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, unanimously concluded that the terms of the Agreements, including the fees to be paid thereunder, were fair and reasonable and agreed to approve the Agreements for initial terms of two years. In its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Rothschild Larch Lane Alternatives Fund

P.O. Box 219009

Kansas City, MO 64121-9009

1-844-RLL-FUND

Investment Adviser:

Rothschild Larch Lane Management Company LLC

800 Westchester Ave., S-528

Rye Brook, NY 10573

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

RLL-AR-001-0100

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are John Darr and George Sullivan, and they are independent as defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) related to the Trust

PwC billed the Trust aggregate fees for services rendered to the Trust for the last fiscal year as follows:

		2014
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees	$44,300	$0	$0
(b)	Audit-Related Fees	$0	$0	$0
(c)	Tax Fees	$0	$0	$0
(d)	All Other Fees	$0	$0	$0

Fees billed by KPMG LLP (“KPMG”) related to the Trust

KPMG billed the Trust aggregate fees for services rendered to the Trust for the last fiscal year as follows:

		2014
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees	$32,000	$0	$0
(b)	Audit-Related Fees	$0	$0	$0
(c)	Tax Fees	$4,500	$0	$0
(d)	All Other Fees	$0	$0	$0

(e)(1)

All requests or applications for services to be provided by the independent auditor shall be submitted to the Chief Financial Officer (“CFO”) of the Registrant and must include a detailed description of the services proposed to be rendered. The Registrant’s CFO will determine whether such services (1) require specific pre-approval, (2) are included within the list of services that have received the general pre-approval of the audit committee or (3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise.

Requests or applications to provide services that require specific pre-approval by the audit committee will be submitted to the audit committee by the CFO. The audit committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The audit committee has delegated specific pre-approval authority to either the audit committee chair or financial experts, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the audit committee at its next regularly scheduled meeting.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the audit committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the

Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

2014
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (KPMG):

2014
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last fiscal year were $0.

(g) The aggregate non-audit fees and services billed by KPMG for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last fiscal year were $4,500.

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant’s Board of Trustees. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President

Date: January 6, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President

Date: January 6, 2015

By (Signature and Title)*	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman, Treasurer, Controller & CFO

Date: January 6, 2015

*	Print the name and title of each signing officer under his or her signature.